Share-based Compensation - Schedule of Share-based Compensation Expense (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 406	$ 1,286	$ 2,633	$ (5,164)
Vendor Warrants [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation				116
Cost of services revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation		47	166	550
Selling, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	459	878	2,276	(6,464)
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	(53)	361	191	750
Stock options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	68	129	517	(11,738)
Restricted stock units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	335	1,148	2,077	6,220
Employee stock purchase plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 3	$ 9	$ 39	$ 238